Defined benefit plans (Detail 6) - Swiss defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	13 years 3 months 18 days	13 years 1 month 6 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 2,911	$ 3,056
Benefits expected to be paid between 1 and 3 years	4,812	5,149
Benefits expected to be paid between 3 and 6 years	7,231	7,671
Benefits expected to be paid between 6 and 11 years	11,203	12,080
Benefits expected to be paid between 11 and 16 years	9,621	10,513
Benefits expected to be paid in more than 16 years	$ 30,398	$ 34,221